LOANS, FINANCING AND DEBENTURES - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 47,899,641
End of the year	47,002,033	R$ 47,899,641
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Beginning of the year	47,899,641	54,841,025	R$ 45,305,223
Raising	9,154,852	6,442,950	16,349,803
Interest, charges, Monetary and exchange variations incurred	5,367,794	3,876,246	4,989,876
Interest paid	(2,074,848)	(2,810,184)	(2,855,821)
Amortization of principal	(12,144,481)	(12,365,154)	(6,462,488)
Appropriate transaction costs	(22,146)	598
Transfers	(173,846)	(645)	198,611
Write-off		(2,085,197)
Classification held for sale			(2,684,179)
RGR derecognition	(1,004,933)
End of the year	R$ 47,002,033	47,899,641	R$ 54,841,025
Global Reversion Reserve (RGR)
LOANS, FINANCING AND DEBENTURES
Write-off		R$ (1,690,431)